UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5125

DREYFUS VARIABLE INVESTMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Variable Investment Fund, Appreciation Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stock-99.8%	Shares		Value($)

Apparel-1.3%
Christian Dior	72,700	[a]	5,302,284
Polo Ralph Lauren	145,500		5,645,400
			10,947,684

Banking-5.4%
Bank of America	291,216		12,842,626
Federal Home Loan Mortgage	121,600		7,685,120
Federal National Mortgage Association	150,800		8,211,060
HSBC Holdings, ADR	30,000		2,382,000
SunTrust Banks	198,600		14,313,102
			45,433,908

Capital Goods-6.1%
Emerson Electric	164,900		10,706,957
General Electric	1,115,500		40,224,930
			50,931,887

Consumer Staples-6.5%
Sysco	80,000		2,864,000
Wal-Mart Stores	459,700		23,035,567
Walgreen	649,900		28,868,558
			54,768,125

Diversified Financials-8.1%
American Express	327,500		16,823,675
Citigroup	601,524		27,032,488
J.P. Morgan Chase & Co.	451,100		15,608,060
Merrill Lynch	145,500		8,235,300
			67,699,523

Energy-17.5%
BP, ADR	455,900		28,448,160
ChevronTexaco	445,800		25,994,598
ConocoPhillips	75,000		8,088,000
Exxon Mobil	1,176,564		70,123,214
Occidental Petroleum	60,000		4,270,200
Royal Dutch Petroleum	59,800		3,590,392
Total SA, ADR	50,000		5,861,500
			146,376,064

Food, Beverage & Tobacco-17.7%
Altria Group	926,400		60,577,296
Anheuser-Busch Cos.	257,100		12,183,969
Coca-Cola	664,500		27,689,715
Kraft Foods, Cl. A	102,100		3,374,405
Nestle, ADR	291,000		19,897,566
PepsiCo	455,900		24,176,377
			147,899,328

Hotels Restaurants & Leisure-1.1%
McDonald's	304,500		9,482,130

Household & Personal Products-5.4%
Colgate-Palmolive	174,600		9,108,882
Estee Lauder Cos., Cl. A	145,500		6,544,590
Procter & Gamble	565,000		29,945,000
			45,598,472

Insurance-4.1%
American International Group	202,920		11,243,797
Berkshire Hathaway, Cl. A	215	[b]	18,705,000
Marsh & McLennan Cos.	156,100		4,748,562
			34,697,359

Media-5.1%
McGraw-Hill Cos.	260,800		22,754,800
News, Cl. A	606,436		10,260,897
News, Cl. B	9,800	[a]	172,578
Time Warner	226,800	[b]	3,980,340
Viacom, Cl. B	150,300		5,234,949
			42,403,564

Pharmaceuticals & Biotechnology-12.3%
Abbott Laboratories	354,100		16,508,142
Johnson & Johnson	403,300		27,085,628
Eli Lilly & Co.	261,900		13,644,990
Merck & Co.	373,000		12,074,010
Pfizer	1,151,000		30,236,770
Roche Holding, ADR	64,000		3,428,667
			102,978,207

Retailing-1.6%
Target	261,900		13,100,238

Semiconductor & Semiconductor Equipment-3.9%
Intel	1,414,700		32,863,481

Software & Services-2.6%
Microsoft	887,300		21,446,041

Transportation-1.1%
United Parcel Service, Cl. B	126,800		9,223,432
			9,223,432

Total Common Stocks
(cost $661,009,248)			835,849,443

Other Investments-.2%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,375,000)	1,375,000	[c]	1,375,000

Investment Of Cash Collateral
for Securities Loaned-.5%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost $4,494,450)	4,494,450	[c]	4,494,450

Total Investments(cost $666,878,698)	100.5%		841,718,893

Liabilities, Less Cash and Receivables	(.5%)		(4,585,551)

Net Assets	100.0%		837,133,342

ADR-American Depository Receipts.
a All or a portion of these securities are on loan. At March 31, 2004, the total market value of the fund's securities on loan is $5,302,284 and the total market value of the collateral held by the fund is $4,494,450.
b Non-income producing.
c Investments in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund, Balanced Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks-71.8%	Shares	Value($)

Consumer Discretionary-9.4%
Blyth	16,000	509,440
Catalina Marketing	34,000	880,600
Interpublic Group of Companies	90,000 a	1,105,200
Kohl's	24,500 a	1,264,935
Liberty Media, Cl.A	96,000 a	995,520
Time Warner	61,000 a	1,070,550
Viacom, Cl. B	40,000	1,393,200
		7,219,445
Consumer Staples-7.0%
Altria Group	22,000	1,438,580
CVS	18,000	947,160
Coca-Cola	37,000	1,541,790
Nestle, ADR	21,000	1,435,907
		5,363,437
Energy-3.1%
ChevronTexaco	21,000	1,224,510
Exxon Mobil	19,000	1,132,400
		2,356,910
Financials-12.1%
American International Group	26,400	1,462,824
Bank of America	30,000	1,323,000
Berkshire Hathaway, Cl. A	7 a	609,000
Citigroup	25,500	1,145,970
Fannie Mae	26,600	1,448,370
Freddie Mac	11,000	695,200
J.P. Morgan Chase & Co.	36,000	1,245,600
Marsh & McLennan Cos.	43,000	1,308,060
PHH	2,250 a	49,207
		9,287,231
Health Care-17.5%
Bristol-Myers Squibb	39,000 a	992,940
Cardinal Health	38,000	2,120,400
Coventry Health Care	18,984 a	1,293,570
IMS Health	48,000	1,170,720
McKesson	50,000	1,887,500
Merck & Co.	33,000	1,068,210
Pfizer	70,700	1,857,289
Schering-Plough	41,000	744,150
Wright Medical Group	45,000 a	1,080,000
Wyeth	28,000	1,181,040
		13,395,819
Industrials-7.8%
Career Education	50,000 a	1,713,000
Cendant	45,000	924,300
Corinthian Colleges	112,000 a	1,760,640
General Electric	45,000	1,622,700
		6,020,640
Information Technology--13.4%

BISYS Group	115,000 a	1,803,200
Electronic Data Systems	80,000	1,653,600
First Data	36,000	1,415,160
Fiserv	40,900 a	1,627,820
Lucent Technologies (warrants)	361 a	242
Microsoft	80,500	1,945,685
Sabre Holdings	36,000	787,680
Unisys	150,000 a	1,059,000
		10,292,387
Telecommunication Services-1.5%
SBC Communications	50,000	1,184,500
Total Common Stocks
(cost $ 54,212,529)		55,120,369

Preferred Stocks-2.0%

Auto Manufacturing-.6%
General Motors
Cum., $ 1.84	21,000	458,430
Banking/Finance-1.4%
Citigroup Capital,
Cum., $ 1.80	25,000	647,658
General Motors Acceptance,
Cum., $ 1.84	22,500 b	463,725
		1,111,383
Total Preferred Stocks
(cost $ 1,754,875)		1,569,813

	Principal
Bonds and Notes-25.9%	Amount($)	Value($)

Banks-.6%
Bank of America,
Sr. Notes, 4.375%, 12/1/2010	445,000	438,681
Beverages-.1%
Miller Brewing,
Notes, 4.25%, 8/15/2008	90,000 c	89,183
Commercial Mortgage Pass-Through Ctfs.-1.2%
CS First Boston Mortgage Securities Corp.,
Ser. 1998-C1, Cl. A1A, 6.26%, 5/17/2040	18,509	18,575
First Horizon Alternative Mortgage Securities Corp.,
Ser. 2004-FA1, Cl. A1A, 6.25%, 10/25/2034	581,153	596,286
Salomon Brothers Mortgage Securities Corp.,
Ser. 2002-KEY2, Cl. A1, 3.222%, 3/18/2036	303,872	300,846
		915,707
Computers-.1%
International Business Machines,
Sr. Notes, 4.75%, 11/29/2012	45,000	44,888
Cosmetics/Personal Care-.2%
Kimberly-Clark,
Notes, 5%, 8/15/2013	165,000 b	167,525
Diversified Financial Services-2.2%
Boeing Capital,
Bonds, 5.8%, 1/15/2013	53,000 b	55,565

Ford Motor Credit:
Notes, 3.2%, 3/13/2007	35,000	d	34,068
Notes, 3.92%, 9/28/2007	105,000	d	102,465
General Motors Acceptance,
Notes, 6.75%, 12/1/2014	135,000	b	116,810
Goldman Sachs,
Notes, 3.875%, 1/15/2009	170,000	b	165,702
International Lease Finance,
Notes, 4.75%, 7/1/2009	500,000		500,759
Marsh & McLennan,
Sr. Notes, 7.125%, 6/15/2009	500,000		539,608
Morgan Stanley,
Sub. Notes, 4.75%, 4/1/2014	165,000		157,382
			1,672,359
Electric Utilities-.4%
Public Service Colorado,
Bonds, 4.875%, 3/1/2013	101,000		100,433
TXU Energy,
Sr. Notes, 7%, 3/15/2013	215,000		235,653
			336,086
Electrical Components & Equipment-.1%
Emerson Electric,
Bonds, 4.5%, 5/1/2013	120,000		116,399
Forest Products & Paper-.1%
International Paper,
Notes, 5.85%, 10/30/2012	40,000		41,750
Health Care-1.7%
Bristol-Myers Squib,
Notes, 4.75%, 10/1/2006	500,000		506,695
Cardinal Health,
Notes, 6.75%, 2/15/2011	750,000		809,339
			1,316,034
Insurance-.3%
Aspen Insurance,
Sr. Notes, 6%, 8/15/2014	145,000	c	147,663
Chubb,
Notes, 6%, 11/15/2011	50,000		52,667
			200,330
Mining & Metals-.1%
Alcoa,
Notes, 4.25%, 8/15/2007	35,000		35,004
Oil & Gas-.2%
ConocoPhillips,
Notes, 4.75%, 10/15/2012	120,000		119,419
Real Estate-.1%
EOP Operating,
Sr. Notes, 7%, 7/15/2011	60,000		66,162
Restaurants-.3%
Yum! Brands,
Sr. Notes, 8.875%, 4/15/2011	180,000		215,930
Structured Index-1.7%
Morgan Stanley TRACERS,
Ser. 2002-1, 5.878%, 3/1/2007	1,305,000	c,e	1,329,527
Telecommunications-4.4%
British Telecommunications,

Notes, 8.375%, 12/15/2010	172,000	200,060
GTE Northwest,
Debs., 6.3%, 6/1/2010	1,700,000	1,779,490
Knight-Ridder
Notes, 4.625%, 11/1/2014	197,000	189,614
Liberty Media,
Notes, 3.5%, 9/25/2006	1,000,000	985,925
Sprint Capital,
Notes, 6.125%, 11/15/2008	140,000	146,448
Verizon Florida,
Debs., 6.125%, 1/15/2013	93,000	96,802
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	30,000	30,575
		3,428,914
U.S. Government-6.2%
U.S. Treasury Notes:
1.625%, 2/28/2006	352,000	346,500
1.5%, 3/31/2006	167,000	163,889
U.S Treasury Inflation Protection Securities:
2.014%, 7/15/2014	3,188,000	3,297,836
3.562%, 4/15/2032	667,000	953,308
		4,761,533
U.S. Government Agencies/Mortgage-Backed-5.9%
Federal Home Loan Mortgage Corp.:
Mortgage Backed:
5.5%, 9/1/2034	23,492	23,572
Federal National Mortgage Association:
Mortgage Backed:
5.5%, 9/1/2034	102,664	102,915
6%, 9/1/2034	356,602	364,703
Government National Mortgage Association I:
Mortgage Backed:
6%, 3/15/2029	351,471	362,233
6%, 6/15/2029	44,379	45,738
5.5%, 12/20/2029	159,000	163,347
6%, 12/15/2031	249,978	257,477
6%, 2/15/2032	360,151	370,840
6%, 3/15/2032	54,042	55,646
6%, 4/15/2032	47,806	49,225
6%, 5/15/2032	54,744	56,368
6%, 12/15/2032	70,924	73,029
6%, 12/15/2033	920,983	947,462
6%, 1/15/2034	1,640,913	1,687,565
		4,560,120
Total Bonds and Notes
(cost $ 20,142,672)		19,855,551

Other Investments-.5%
Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 394,000)	394,000 f	394,000

Investment of Cash Collateral for Securities Loaned--1.0%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund

(cost $ 745,210)	745,210	f	745,210
Total Investments (cost $ 77,249,286)	101.2%		77,684,943
Liabilities, Less Cash and Receivables	(1.2%)		(908,263)
Net Assets	100.0%		76,776,680

ADR - American Depository Receipts.
a Non-income producing.
b All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is $704,532 and the total market value of the collateral held by the fund is $ 745,210.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Trustees. At March 31 ,2005 these securities amounted to $ 1,566,343 or approximately 2% of net assets.
d Variable rate security- interest rate subject to periodic change.
e Security linked to a portfolio of investment grade debt securities.
f Investments in affiliated money market mutual funds.
g Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund, Developing Leaders Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks-93.8%	Shares		Value ($)

Autos & Transports-5.4%
Kansas City Southern	400,000	[a]	7,704,000
SkyWest	600,000		11,154,000
USF	225,000		10,858,500
Wabtec	610,000		12,498,900
			42,215,400

Consumer-17.8%
Aeropostale	375,000	[a]	12,281,250
Emmis Communications, Cl. A	549,500	[a]	10,561,390
Finish Line, Cl. A	500,000		11,575,000
Intrawest	495,000		9,469,350
PETCO Animal Supplies	250,000	[a]	9,202,500
Pacific Sunwear of California	490,000	[a]	13,710,200
Performance Food Group	285,500	[a]	7,902,640
Ralcorp Holdings	80,000	[a]	3,788,000
Station Casinos	115,000		7,768,250
Talbots	300,000		9,594,000
United Natural Foods	365,000	[a]	10,449,950
Valassis Communications	275,000	[a]	9,614,000
WMS Industries	340,000	[a,b]	9,574,400
Warnaco Group	532,000	[a]	12,789,280
			138,280,210

Energy-7.8%
Cabot Oil & Gas	255,500		14,090,825
Denbury Resources	363,000	[a]	12,788,490
Plains Exploration & Production	345,000	[a]	12,040,500
TGS Nopec Geophysical	449,300	[a]	13,191,760
W-H Energy Services	350,000	[a]	8,375,500
			60,487,075

Financial Services-17.2%
Arch Capital Group	240,000	[a]	9,609,600
BankAtlantic Bancorp, Cl. A	600,000		10,440,000
Boston Private Financial Holdings	370,000		8,787,500
Cullen/Frost Bankers	205,000		9,255,750
East West Bancorp	269,500		9,949,940
First Midwest Bancorp	330,000		10,718,400
Global Payments	169,000		10,898,810
MAF Bancorp	225,000		9,346,500
Montpelier Re Holdings	267,500		9,402,625
OMEGA Healthcare Investors	925,000		10,156,500
Saxon Capital	360,000		6,192,000
Southwest Bancorporation of Texas	550,000		10,092,500
Texas Regional Bancshares, Cl. A	345,000		10,387,950
Wintrust Financial	175,000		8,240,750
			133,478,825

Health Care-12.5%
Alexion Pharmaceuticals	325,000	[a]	7,041,125
Apria Healthcare Group	395,500	[a]	12,695,550
Genesis HealthCare	300,000	[a]	12,867,000
IDX Systems	350,000	[a]	12,155,500
Impax Laboratories	600,000	[a,b]	9,600,000
Magellan Health Services	275,000	[a]	9,363,750
NDCHealth	292,500		4,674,150
Renal Care Group	325,000	[a]	12,330,500
Syneron Medical	250,000	[a]	7,965,000
Taro Pharmaceutical Industries	262,500	[a]	8,284,500
			96,977,075

Materials & Processing-8.3%
Agnico-Eagle Mines	825,000		12,003,750
Agrium	620,000		11,315,000
Armor Holdings	250,000	[a]	9,272,500
Chesapeake	375,000		7,882,500
Goldcorp	675,000		9,591,750
GrafTech International	1,000,000	[a]	5,690,000
Olin	400,000		8,920,000
			64,675,500

Producer Durables-9.0%
Actuant, Cl. A	210,000	[a,b]	9,433,200
Albany International, Cl. A	270,000		8,337,600
Gardner Denver	205,400	[a]	8,115,354
Ritchie Bros. Auctioneers	381,000		12,039,600
Triumph Group	298,000	[a]	11,604,120
United Defense Industries	166,500		12,224,430
WESCO International	300,000	[a]	8,400,000
			70,154,304

Technology-11.2%
CACI International, Cl. A	150,000	[a]	8,284,500
Exar	690,000	[a]	9,246,000
Hutchinson Technology	225,000	[a]	7,825,500
Hyperion Solutions	190,000	[a]	8,380,900
InfoSpace	182,000	[a]	7,431,060
Integrated Device Technology	785,000	[a]	9,443,550
Power Integrations	385,000	[a]	8,042,650
Quest Software	635,500	[a]	8,795,320
Sigmatel	235,000	[a]	8,796,050
Varian Semiconductor Equipment Associates	289,000	[a]	10,984,890
			87,230,420

Utilities & Other-4.6%
Arch Coal	230,000		9,892,300
OGE Energy	295,000		7,950,250
UIL Holdings	175,000		8,863,750
Vectren	335,000		8,924,400
			35,630,700

Total Common Stock
(cost $597,553,121)			729,129,509

Other Investments-7.0%	Shares		Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $54,626,000)	54,626,000	[c]	54,626,000

Investment of Cash Collateral
	for Securities Loaned-2.6%	Shares		Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
	(cost $20,392,847)	20,392,847	[c]	20,392,847

Total Investments (cost $672,571,968)		103.4%		804,148,356

Liabilities, Less Cash and Receivables		(3.4)%		(26,783,934)

Net Assets		100.0%		777,364,422

a	Non-income producing.
b	All or a portion of these securities are on loan. At March 31, 2005, the total market value
	of the portfolio's securities on loan is $19,631,456 and the total market value of the collateral
	held by the portfolio is $20,392,847.
c	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.
DREYFUS VARIABLE INVESTMENT FUND - DISCIPLINED STOCK PORTFOLIO
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--98.4%	Shares	Value

Consumer Discretionary--12.6%
Advance Auto Parts	16,140 a	814,263
Carnival	18,930	980,763
Coach	18,340 a	1,038,594
Comcast, Cl. A	28,510 a	963,068
Home Depot	23,450	896,728
Marriott International, Cl. A	8,280	553,601
McDonald's	35,250	1,097,685
Nordstrom	11,240	622,471
Omnicom Group	6,400	566,528
J. C. Penney Co. (Holding Co.)	12,130	629,790
PETCO Animal Supplies	14,900 a	548,469
Staples	33,570	1,055,105
Time Warner	90,250 a	1,583,888
Viacom, Cl. B	15,280	532,202
Walt Disney	55,270	1,587,907
		13,471,062

Consumer Staples--9.0%
Altria Group	19,610	1,282,298
Archer-Daniels-Midland	21,690	533,140
Bunge	10,980	591,602
CVS	11,300	594,606
Diageo, ADR	9,380	533,722
Estee Lauder Cos., Cl. A	17,030	766,009
Gillette	24,740	1,248,875
Kellogg	12,260	530,490
Procter & Gamble	36,300	1,923,900
Wal-Mart Stores	34,050	1,706,246
		9,710,888

Energy Related--8.8%
Anadarko Petroleum	4,920	374,412
ChevronTexaco	13,830	806,427
ConocoPhillips	16,080	1,734,067
Devon Energy	21,580	1,030,445
Exxon Mobil	64,630	3,851,948
Transocean	13,610 a	700,371
Weatherford International	15,410 a	892,855
		9,390,525

Financials--18.7%
American Express	15,080	774,660
American International Group	18,111	1,003,530
Ameritrade Holding	49,570 a	506,110
Bank of America	67,060	2,957,346
CIT Group	25,360	963,680
Chubb	18,470	1,464,117
Citigroup	79,140	3,556,552
Franklin Resources	23,760	1,631,124
Freddie Mac	7,700	486,640
Goldman Sachs Group	20,610	2,266,894
Lehman Brothers Holdings	11,200	1,054,592
Merrill Lynch	9,240	522,984
Radian Group	17,120	817,309
Wachovia	39,860	2,029,273
		20,034,811

Health Care--13.1%
Aetna	7,440	557,628
Charles River Laboratories International	11,890 a	559,306
Fisher Scientific International	18,060 a	1,027,975
Genzyme	6,980 a	399,535
Hospira	17,400 a	561,498
Johnson & Johnson	29,520	1,982,563
Laboratory Corporation of America Holdings	8,920 a	429,944
McKesson	14,550	549,262
Medco Health Solutions	6,300 a	312,291
Pfizer	82,204	2,159,499
Sanofi-Aventis, ADR	26,130	1,106,344
Triad Hospitals	9,200 a,b	460,920
Waters	14,140 a	506,071
WebMD	72,900 a	619,650
WellPoint	9,810 a	1,229,684
Wyeth	38,800	1,636,584
		14,098,754

Industrial--12.6%
Burlington Northern Santa Fe	12,960	698,933
Danaher	22,870	1,221,487
Deere & Co.	10,720	719,634
Eaton	12,800	837,120
FedEx	6,430	604,098
General Dynamics	7,660	820,003
General Electric	104,540	3,769,712
Manpower	8,540	371,661
Norfolk Southern	17,080	632,814
PACCAR	5,650	409,004
Rockwell Automation	7,640	432,730
Textron	8,910	664,864
Tyco International	34,920	1,180,296
United Technologies	11,440	1,162,990
		13,525,346

Marerials--3.1%
Air Products & Chemicals	12,590	796,821
Alcoa	36,260	1,101,941
Dow Chemical	12,310	613,653
E. I. du Pont de Nemours	9,570	490,367
PPG Industries	4,900	350,448
		3,353,230

Other--.5%
Standard & Poor's Depository Receipts Trust Series 1	4,500	531,000

Technology--14.7%
Alliance Data Systems	11,900 a	480,760
Altera	35,940 a	710,893
Cisco Systems	68,090 a	1,218,130
EMC	106,410 a	1,310,971
Global Payments	9,730	627,488
Hewlett-Packard	54,500	1,195,730
Intel	76,800	1,784,064
International Business Machines	28,710	2,623,520
Lucent Technologies (warrants)	288 a	193
Microsoft	122,580	2,962,759
Motorola	50,490	755,835
Texas Instruments	55,330	1,410,362
VeriSign	23,000 a	660,100
		15,740,805

Telecommunication Services--1.9%
SBC Communications	21,370	506,255
Verizon Communications	43,240	1,535,020
		2,041,275

Utilities--3.4%
Constellation Energy Group	14,070	727,419
Exelon	22,990	1,055,011
PG&E	37,780	1,288,298
Sempra Energy	15,900	633,456
		3,704,184

Total Common Stocks		105,601,880
(cost $89,940,170)

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
2.55%, 4/28/2005
(cost $99,809)	100,000	99,807

Investment of Cash Collateral	Shares	Value ($)
for Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $285,600)	285,600 c	285,600

Total Investments (cost $90,325,579)	98.8%	105,987,287

Cash and Receivables (Net)	1.2%	1,288,663

Net Assets	100.0%	107,275,950

ADR-American Depository Receipts.
(a)	Non-income producing

(b)	A portion of this security is on loan. At March 31, 2005, the total market value of the portfolio's security on loan is $280,560 and the total market value of the collateral held by the portfolio is $285,600

(c)	Investment in affiliated money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.
Dreyfus Variable Investment Fund Growth & Income Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stock-98.7%	Shares		Value($)

Consumer Discretionary-10.3%
Advance Auto Parts	45,000	[a]	2,270,250
Carnival	41,300		2,139,753
Disney (Walt)	76,400		2,194,972
Dollar General	51,600		1,130,556
eBay	27,800	[a]	1,035,828
Federated Department Stores	25,700		1,635,548
Hilton Hotels	142,500		3,184,875
Home Depot	68,900		2,634,736
News, Cl. A	187,600		3,174,192
Target	37,200		1,860,744
Time Warner	110,300	[a]	1,935,765
			23,197,219

Consumer Staples-7.8%
Altria Group	72,000		4,708,080
PepsiCo	90,700		4,809,821
Procter & Gamble	69,500		3,683,500
Wal-Mart Stores	87,100		4,364,581
			17,565,982

Energy-10.0%
Anadarko Petroleum	34,700		2,640,670
ChevronTexaco	98,500		5,743,535
ConocoPhillips	20,500		2,210,720
Exxon Mobil	198,800		11,848,480
			22,443,405

Financial-17.3%
American Express	96,600		4,962,342
American International Group	26,100		1,446,201
Bank of America	140,600		6,200,460
Capital One Financial	19,500		1,458,015
Chubb	33,200		2,631,764
Citigroup	144,335		6,486,415
Countrywide Financial	100,600		3,265,476
Fidelity National Financial	36,500		1,202,310
Fifth Third Bancorp	22,000		945,560
Goldman Sachs Group	35,500		3,904,645
Merrill Lynch	46,300		2,620,580
Morgan Stanley	29,500		1,688,875

Willis Group Holdings	60,400		2,226,948
			39,039,591

Health Care-17.1%
Alcon	23,300		2,080,457
Caremark Rx	46,800	[a]	1,861,704
Fisher Scientific International	40,200	[a]	2,288,184
Genzyme	43,800	[a]	2,507,112
Gilead Sciences	34,700	[a]	1,242,260
Johnson & Johnson	91,300		6,131,708
Lilly Eli & Co.	25,700		1,338,970
Medtronic	25,900		1,319,605
Novartis, ADR	115,300		5,393,734
PacifiCare Health Systems	30,500	[a]	1,736,060
Pfizer	84,200		2,211,934
Schering-Plough	238,100		4,321,515
St. Jude Medical	59,000	[a]	2,124,000
WellPoint Health Networks	21,400	[a]	2,682,490
Wyeth	28,000		1,181,040
			38,420,773

Industrials-12.1%
Burlington Northern Santa Fe	88,700		4,783,591
Caterpillar	28,100		2,569,464
Danaher	41,100	[b]	2,195,151
Emerson Electric	43,700		2,837,441
General Electric	259,800		9,368,388
3M	14,700		1,259,643
Tyco International	128,000		4,326,400
			27,340,078

Information Technology-15.4%
Altera	64,500	[a]	1,275,810
Amdocs	51,300	[a]	1,456,920
Cisco Systems	135,700	[a]	2,427,673
Dell	50,600	[a]	1,944,052
EMC	288,900	[a]	3,559,248
Intel	126,800		2,945,564
International Business Machines	66,600		6,085,908
Microsoft	220,100		5,319,817
Motorola	186,100		2,785,917
National Semiconductor	68,600		1,413,846
Texas Instruments	129,500		3,300,955
VeriSign	71,700	[a]	2,057,790
			34,573,500

Materials-3.3%
Air Products & Chemicals	54,000		3,417,660
Du Pont EI de Nemours	78,300		4,012,092
			7,429,752

Telecommunication Services-2.7%
SBC Communications	135,200		3,202,888
Verizon Communications	81,800		2,903,900
			6,106,788

Utilities-2.7%
Consolidated Edison	27,600		1,164,168
PG&E	32,700		1,115,070
Sempra Energy	30,900		1,231,056
Southern	82,600		2,629,158
			6,139,452

Total Common Stocks
(cost $198,259,495)			222,256,540

Other Investments-.6%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,342,000)	1,342,000	[c]	1,342,000

Investment Of Cash Collateral
for Securities Loaned-0.2%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $412,500)	412,500	[c]	412,500

Total Investments (cost $200,013,995)	99.5%		224,011,040

Cash and Receivables (Net)	.5%		1,141,128

Net Assets	100.0%		225,152,168

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is
$400,575 and the total market value of the collateral held by fund is $412,500.
[c] Investments in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, INTERNATIONAL EQUITY PORTFOLIO
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--95.7%	Shares		Value ($)

Australia--1.2%
Multiplex Group	150,907		503,998

Austria--.8%
Erste Bank der Oesterreichischen Sparkassen	6,596		345,088

Belgium--2.4%
Belgacom	10,338	a	427,596
KBC Groupe	7,081		597,239
			1,024,835
Brazil--4.3%
Brasil Telecom Participacoes, ADR	17,696		577,774
Natura Cosmeticos	23,600		642,550
Petroleo Brasileiro, ADR	16,372		629,831
			1,850,155
Canada--3.9%
Bank of Nova Scotia	9,858		322,165
Canadian National Railway	5,297		334,181
EnCana	5,975		421,785
Oncolytics Biotech	151,225	a	606,050
Oncolytics Biotech (Purchase Warrants October 2005)	30,134	a	-
			1,684,181
France--7.0%
France Telecom	21,662		648,809
Sanofi-Aventis	9,565		806,749
Societe Generale	5,014		521,067
Total	2,748		643,132
Vinci	2,691		387,994
			3,007,751
Germany--5.7%
BASF	4,093		290,239
Bayerische Hypo-und Vereinsbank	22,557		551,899
Celesio	3,604		294,723
Deutsche Boerse	4,304		323,673
Deutsche Postbank	11,791	a	542,731
Metro	8,554		459,283
Premiere	700	a	28,998
			2,491,546
Greece--1.2%
EFG Eurobank Ergasias	17,156		531,643

Hong Kong--1.0%
China Netcom Group (Hong Kong)	292,000	a	409,955

India--1.4%

Reliance Industries, GDR	22,939		588,385

Indonesia--3.3%
PT Bank Central Asia	1,673,500		600,707
PT Hanjaya Mandala Sampoerna	749,000		818,427
			1,419,134
Italy--5.0%
Assicurazioni Generali	8,853		285,822
ENI	14,812		384,681
Enel	47,261		452,236
Telecom Italia	165,524		517,767
UniCredito Italiano	90,388		530,903
			2,171,409
Japan--12.0%
Acom	6,570		444,064
Asahi Breweries	31,200		404,016
Canon	6,200		332,354
Japan Retail Fund Investment	76		603,664
Japan Tobacco	39		432,667
KDDI	62		306,922
Matsui Securities	30,000		399,385
Mitsubishi Tokyo Financial Group	26		225,423
NEC Electronics	5,400		251,713
Nippon Building Fund	60		512,376
Promise	7,100		485,182
Secom	9,500		395,003
Shimzu	82,000		419,690
			5,212,459
Malaysia--2.6%
Astro All Asia Networks	286,200	a	387,876
Malayan Banking	96,800		287,853
Maxis Communications	184,000		457,579
			1,133,308
Mexico--.7%
Fomento Economico Mexicano, ADR	5,749		307,859

Netherlands--1.6%
ING Groep	12,278		370,928
TPG	11,504		327,408
			698,336
New Zealand--2.0%
Sky City Entertainment Group	158,858		556,642
Telecom Corp of New Zealand	70,550		304,489
			861,131
Norway--1.4%
Norsk Hydro	7,552		623,472

Portugal--.6%
Energias de Portugal	98,560		274,755

Russia--.9%
AFK Sistema, GDR	25,028		406,705

Singapore--5.4%
MobileOne	365,720	443,082
Singapore Airlines	76,000	547,856
Singapore Post	771,000	399,325
Singapore Press Holdings	142,500	393,627
United Overseas Bank	63,000	549,552
		2,333,442
South Korea--1.7%
KT&G, GDR	46,170 b	750,263

Spain--3.0%
Abertis Infraestrusturas	10,705	241,930
Acciona	3,800	342,925
Altadis	7,323	299,567
Iberdrola	16,273	425,789
		1,310,211

Switzerland--4.6%
Nestle	2,130	582,568
Novartis	8,082	376,912
Roche Holding	3,007	322,188
UBS	8,508	718,185
		1,999,853

Taiwan--2.3%
Chunghwa Telecom, ADR	19,686	417,146
Fubon Financial Holding, GDR	62,462	584,644
		1,001,790

Thailand--3.1%
Advanced Info Service	179,500	458,845
Bank of Ayudhya	1,368,200 a	409,201
Siam Cement	68,400	461,595
		1,329,641

United Kingdom--16.6%
Admiral Group	43,168	284,650
AstraZeneca	8,106	319,481
BHP Billiton	22,125	297,219
BP	98,883	1,024,760
GUS	34,291	590,232
GlaxoSmithKline	30,949	709,302
Imperial Tobacco Group	22,240	583,661
National Grid Transco	57,395	531,637
Shell Transport & Trading	125,682	1,127,951
Smith & Nephew	42,675	401,135
Tesco	63,432	379,320
Vodafone Group	347,248	921,807
		7,171,155

Total Common Stocks

(cost $32,977,332)		41,442,460

Preferred Stocks--2.4%
Brazil--1.2%
All America Latina Logistica	92,000	505,457
Germany--1.2%
Henkel KGaA	5,657	512,340
Total Preferred Stocks
(cost $905,899)		1,017,797
Total Investments (cost $33,883,231)	98.1%	42,460,257
Cash and Receivables (Net)	1.9%	838,911
Net Assets	100.0%	43,299,168

ADR--American Depository Receipts
GDR--Global Depository Receipts

a	Non-income producing.
b	Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
This security has been determined to be liquid by the Board of Trustees. At March 31, 2005 this security amounted to $750,263 or 1.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.
Dreyfus Variable Investment Fund, International Value Portfolio
STATEMENT OF INVESTMENTS
March 31, 2005 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)

Australia--1.7%
Amcor	156,123		864,202
National Australia Bank	64,397		1,411,414
			2,275,616
Belgium--1.0%
Fortis	49,170		1,403,222

Brazil--1.0%
Petroleo Brasileiro, ADR	15,620		690,092
Telecomunicacoes Brasileiras, ADR	23,030		666,717
			1,356,809
Denmark--.3%
Danske Bank	14,120		409,751

Finland--1.9%
M-real , Cl. B	168,700		997,438
Nokia	26,700		414,046
Nokia, ADR	22,230		343,009
UPM-Kymmene	37,128		823,197
			2,577,690
France--8.1%
BNP Paribas	20,150		1,427,813
Carrefour	29,720		1,577,621
Credit Agricole	36,450		991,206
France Telecom	44,190		1,323,555
Sanofi-Aventis	19,420		1,637,957
Schneider Electric	6,970		546,305
Total	9,230		2,160,155
Valeo	31,020		1,381,173
			11,045,785
Germany--7.0%
Allianz	4,000		508,112
Deutsche Bank	12,750		1,100,181
Deutsche Lufthansa	50,087		722,164
Deutsche Post	65,200		1,587,630
Deutsche Postbank	16,895		777,665
E.ON	13,299		1,139,794
Heidelberger Druckmaschinen	18,400	a	588,086
Infineon Technologies	85,250	a	817,960
KarstadtQuelle	72,184		724,416
Medion	10,200		165,316
Volkswagen	30,020		1,429,287
			9,560,611
Hong Kong--1.4%
Bank of East Asia	305,251		878,643
China Mobile (Hong Kong)	246,800		806,908
Citic Pacific	99,600		291,161
			1,976,712
Ireland--1.6%
Bank of Ireland	134,616		2,125,935

Italy--4.2%
Banche Popolari Unite Scrl	27,305		572,831
Benetton Group	66,400		640,541

ENI	63,095	1,638,634
Finmeccanica	1,039,000	1,053,485
UniCredito Italiano	304,450	1,788,217
		5,693,708
Japan--25.5%
Aeon	27,800	469,089
Alps Electric	42,100	669,973
Canon	25,100	1,345,499
Credit Saison	28,300	1,018,394
Dentsu	272	742,982
Fuji Heavy Industries	210,900	1,030,267
Fuji Photo Film	28,100	1,026,915
Funai Electric	7,900	973,645
JS Group	29,200	535,735
KDDI	260	1,287,093
Kao	52,200	1,199,580
Kuraray	71,400	637,019
Lawson	23,400	859,516
Mabuchi Motor	19,000	1,140,726
Matsumotokiyoshi	19,400	575,136
Minebea	196,800	843,966
Mitsubishi Tokyo Financial	98	849,671
Murata Manufacturing	15,600	836,247
Nippon Express	315,500	1,658,901
Nippon Telegraph & Telephone	209	913,821
Rinnai	36,600	928,094
Rohm	12,500	1,206,125
Sekisui House	97,400	1,039,696
77 Bank	143,000	1,035,855
Shin-Etsu Chemical	35,000	1,324,756
Shiseido	4,700	62,001
Skylark	56,800	957,919
Sohgo Security Services	33,894	487,563
Sumitomo Bakelite	128,700	802,688
Sumitomo Chemical	140,300	693,227
Sumitomo Mitsui Financial Group	257	1,739,449
TDK	8,400	574,801
Takeda Pharmaceutical	27,100	1,291,017
Takefuji	18,450	1,241,868
Toyoda Gosei	43,000	776,097
Toyota Motor	28,700	1,067,571
Yamaha Motor	62,500	1,069,198
		34,912,100
Mexico--1.1%
Coca-Cola Femsa, ADR	33,900	819,363
Telefonos de Mexico, ADR	19,856	685,628
		1,504,991
Netherlands--5.7%
ABN AMRO Holding	39,915	981,927
Aegon	85,059	1,148,093
Heineken	41,559	1,440,357
Koninklijke Philips Electronics	56,750	1,563,619
Koninklijke Philips Electronics (New York Shares)	5,780	159,065
Royal Dutch Petroleum	19,700	1,178,044
Wolters Kluwer	69,419	1,268,222
		7,739,327
New Zealand--.2%
Carter Holt Harvey	199,775	280,291

Portugal--.5%

Energias de Portugal	273,300		761,876

Singapore--1.8%
DBS Group	150,100		1,354,791
United Overseas Bank	134,000		1,168,888
			2,523,679
South Africa--1.4%
Anglo American	50,378		1,194,562
Nedcor	55,982		674,244
			1,868,806
South Korea--1.2%
KT, ADR	37,500		799,125
Korea Electric Power, ADR	60,680		815,539
			1,614,664
Spain--3.0%
Banco Sabadell	38,700		968,444
Endesa	75,960		1,708,797
Repsol YPF	16,800		444,806
Repsol YPF, ADR	35,340		938,277
			4,060,324
Sweden--1.1%
Electrolux, Cl. B	37,300		867,957
Svenska Cellulosa, Cl. B	17,850		672,913
			1,540,870
Switzerland--6.8%
Ciba Specialty Chemicals	22,066		1,427,420
Julius Baer Holding, Cl. B	387		134,148
Lonza Group	12,240		748,824
Nestle	7,955		2,175,741
Novartis	42,100		1,963,377
Swiss Reinsurance	20,390		1,459,594
UBS	17,420		1,470,472
			9,379,576
Taiwan--.6%
United Microelectronics, ADR	262,486	a	884,578

United Kingdom--18.4%
BAA	87,300		962,452
BAE Systems	169,889		832,965
BOC Group	41,337		795,861
BT Group	380,253		1,476,415
Barclays	98,601		1,007,865
Boots Group	116,895		1,377,071
Bunzl	104,213		1,017,973
Centrica	212,810		927,807
Diageo	109,435		1,542,478
GKN	300,950		1,442,860
GlaxoSmithKline	99,043		2,269,909
Lloyds TSB Group	109,034		984,722
Marks & Spencer Group	80,100		523,640
Rexam	84,636		759,179
Rio Tinto	38,225		1,235,724
Royal Bank of Scotland Group	56,005		1,781,939
Sainsbury (J)	167,109		913,266
Shell Transport & Trading	230,357		2,067,373
Unilever	172,600		1,705,558
Vodafone Group	565,589		1,501,416
			25,126,473

Total Common Stocks

(cost $111,633,118)		130,623,394

	Principal
Short-Term Investments--6.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
2.55%, 4/7/2005	1,500,000	1,499,370
2.60%, 4/14/2005	3,005,000	3,002,205
2.62%, 4/21/2005	2,000,000	1,997,120
2.57%, 4/28/2005	1,800,000	1,796,526
(cost $8,295,155)		8,295,221

Total Investments (cost $119,928,273)	101.6%	138,918,615

Liabilities, Less Cash and Receivables	(1.6%)	(2,151,036)

Net Assets	100.0%	136,767,579

ADR--American Depository Receipts.

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

DREYFUS VARIABLE INVESTMENT FUND - LIMITED TERM HIGH YIELD PORTFOLIO

Statement of Investments
March 31, 2005 (Unaudited)
	Prinicipal
Bonds and Notes - 83.0%	Amount		Value ($)
Advertising - .3%
RH Donnelley Financial:
Sr. Notes, 8.875%, 2010	48,000	a	52,560
Sr. Sub. Notes, 10.875%, 2012	39,000	a	45,143
			97,703
Aerospace & Defense - .8%
Argo-Tech,
Sr. Notes, 9.25%, 2011	78,000		84,240
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	29,000	a	29,145
Transdign,
Sr. Sub. Notes, 8.375%, 2011	140,000		144,375
			257,760
Agricultural - .2%
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	50,000		59,250
Airlines - .9%
Delta Airlines,
Pass-Through Ctfs.,
Ser. 2001-1, Cl. B, 7.711%, 2013	84,000		47,577
Northwest Airlines:
Pass Through Ctfs., Ser. 1996-1, 7.67%, 2015	109,542		91,190
Sr. Notes, 10%, 2009	160,000	b	100,800
United AirLines,
Enhanced Pass-Through Ctfs.,
Ser. 1997-1A, 1.39%, 2049	46,867	c	43,313
			282,880
Auto Manufactering - .3%
Navistar International,
Sr. Notes, 7.5%, 2011	85,000		86,063
Automotive Trucks & Parts - .8%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	20,000		19,700
HLI Operating,
Sr. Notes, 10.5%, 2010	18,000	b	16,830
Polypore,
Sr. Discount Note, 0/10.50%, 2012	131,000	a,b,d	76,635
United Components,
Sr. Sub. Notes, 9.375%, 2013	48,000		48,120
Visteon,
Sr. Notes, 8.25%, 2010	90,000	b	85,950
			247,235
Building & Construction - 1.0%
Asia Aluminum,
Secured Notes, 8%, 2011	34,000	a	32,810
Goodman Global,
Sr. Sub. Notes, 7.875%, 2012	29,000	a,b	26,680
Owens Corning,
Notes, 7.7%, 2008	175,000	e	116,375
Nortek,
Sr. Sub. Notes, 8.5%, 2014	85,000		82,450
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	67,000		72,946

			331,261
Chemicals - 5.4%
Crompton Corp.,
Sr. Notes, 9.875%, 2012	200,000		230,000
Huntsman ICI Chemicals:
Sr. Notes, 9.875%, 2009	29,000		31,465
Sr. Sub. Notes, 10.125%, 2009	239,000		249,755
Sr. Secured Notes, 11.625%, 2010	14,000		16,450
Nalco,
Sr. Sub. Notes, 8.875%, 2013	275,000	b	295,625
OM Group,
Sr. Sub. Notes, 9.25%, 2011	213,000		220,455
PQ,
Sr. Sub. Notes, 7.5%, 2013	20,000	a	19,800
Resolution Performance Products/Capital,
Sr. Secured Notes, 8%, 2009	49,000		51,695
Rhodia:
Sr. Notes, 7.625%, 2010	221,000	b	218,790
Sr. Notes, 10.25%, 2010	262,000	b	286,890
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	96,000		107,040
			1,727,965
Commercial Services - 1.0%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	62,000		70,370
Correction Corp. of America,
Sr. Notes, 6.25%, 2013	175,000	a	168,875
United Rentals North America,
Sr. Sub. Notes, 7.75%, 2013	101,000	b	98,475
			337,720
Consumer Products - 1.1%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	85,000	b	72,675
Amscan,
Sr. Sub. Notes, 8.75%, 2014	110,000		107,250
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	160,000		167,200
			347,125
Diversified Financial Services - 2.1%
BCP Caylux Holdings Luxembourg SCA,
Sr. Sub. Notes, 9.625%, 2014	130,000	a,b	148,850
Finova,
Notes, 7.5%, 2009	166,320		72,765
Glencore Funding,
Notes, 6%, 2014	100,000	a	95,262
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014	35,000	a	34,125
Stena,
Sr. Notes, 7.5%, 2013	66,000		65,670
Trump Casino Holdings/Funding,
First Priority Mortgage Notes, 12.625%, 2010	243,000		265,477
			682,149
Electric Utilities - 6.4%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007	215,830	a	239,571
Secured Notes, 10.25%, 2007	11,169	a	12,565
Allegheny Energy Supply:
Notes, 7.8%, 2011	56,000		58,380
Bonds, 8.25%, 2012	418,000	a,b	445,170

CMS Energy,
Sr. Notes, 9.875%, 2007	159,000		173,310
Calpine:
Secured Notes, 8.5%, 2010	150,000	a,b	118,500
Secured Notes, 9.875%, 2011	66,000	a	52,470
Calpine Generating:
Secured Notes, 9.14%, 2010	65,000	b,c	63,700
Secured Notes, 12.39%, 2011	17,000	c	16,320
Mirant,
Sr. Notes, 7.4%, 2004	100,000	a,e	78,500
Nevada Power:
First Mortgage Notes, 6.5%, 2012	32,000		33,200
Mortgage, Bonds Ser. A, 8.25%, 2011	70,000		78,050
Notes, Ser. E, 10.875%, 2009	63,000		70,875
Reliant Energy,
Sr. Secured, Notes, 9.25%, 2010	270,000	b	290,250
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	50,000		51,000
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	129,000		138,030
TXU,
Notes, 5.55%, 2014	150,000	a	142,581
			2,062,472
Electrical & Electronics - 1.3%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	137,000		145,905
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	162,000		176,985
Imax,
Sr. Notes, 9.625%, 2010	66,000	b	70,950
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	32,000		33,120
			426,960
Entertainment - .7%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	110,000		120,863
Intrawest,
Sr. Notes, 7.5%, 2013	9,000		9,067
Penn Gaming,
Sr. Sub. Notes, 6.75%, 2015	35,000	a	34,650
Six Flags,
Sr. Notes, 9.625%, 2014	63,000		58,432
			223,012
Environmental Control - 2.1%
Allied Waste:
Secured Notes, 6.375%, 2011	47,000		43,945
Sr. Notes, Ser. B, 8.5%, 2008	112,000		115,360
Sr. Notes, Ser. B, 8.875%, 2008	313,000		325,129
Sr. Secured Notes, Ser. B, 9.25%, 2012	56,000		60,200
Geo Sub,
Sr. Notes, 11%, 2012	56,000		57,680
IMCO Recycling Escrow,
Sr. Notes, 9%, 2014	14,000	a	14,770
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	61,000	b	66,642
			683,726
Food & Beverages - 2.6%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	16,000		16,680

Corn Products International:
Sr. Notes, 8.25%, 2007	57,000		61,563
Sr. Notes, 8.45%, 2009	57,000		64,365
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	62,000		67,425
Dole Food:
Debs., 8.75%, 2013	46,000		49,450
Sr. Notes, 8.625%, 2009	64,000		67,520
Sr. Notes, 8.875%, 2011	91,000		98,280
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	25,000		25,750
Land O'Lakes,
Sr. Notes, 8.75%, 2011	74,000	b	74,185
National Beef Packing,
Sr. Notes, 10.5%, 2011	63,000	b	64,575
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013	80,000		68,800
Stater Brothers,
Sr. Notes, 8.125%, 2012	170,000	b	164,900
			823,493
Gaming & Lodging - 6.4%
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	174,000		205,320
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	57,000	b	62,272
Kerzner International,
Notes, 8.875%, 2011	207,000		223,042
MGM Mirage,
Notes, 8.5%, 2010	129,000		141,900
Mandalay Resort,
Sr. Notes, 6.5%, 2009	127,000		128,905
Mohegan Tribal Gaming Authority:
Sr. Notes, 6.125%, 2013	170,000	a	167,450
Sr. Sub. Notes, 6.375%, 2009	157,000		156,607
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2005	152,000		155,610
Sr. Sub. Notes, 7.875%, 2010	79,000	b	86,505
Sr. Sub. Notes, 8.875%, 2008	321,000		352,699
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	194,000		221,887
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	85,000	a	88,719
Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	85,000	a,b	81,175
			2,072,091
Health Care - 4.5%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	57,000		63,270
Coventry Health Care,
Sr. Notes, 8.125%, 2012	115,000		125,350
Davita,
Sr. Sub. Notes, 7.25%, 2015	100,000	a	98,500
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	40,000	b	43,950
Healthsouth:
Sr. Notes, 6.875%, 2005	66,000	b	65,505
Sr. Notes, 7%, 2008	196,000		191,590
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013	198,000		221,018

Tenet HealthCare:
Notes, 7.375%, 2013	202,000	b	191,395
Sr. Notes, 9.875%, 2014	229,000		239,305
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	201,000		198,487
			1,438,370
Machinery - 1.4%
Case New Holland,
Sr. Notes, 6%, 2009	56,000	a	53,480
Sr. Notes, 9.25%, 2011	159,000	a	170,130
Douglas Dynamics,
Sr. Notes, 7.75%, 2012	215,000	a	211,775
			435,385
Manufacturing - .9%
Bombardier,
Notes, 6.3%, 2014	100,000	a,b	84,500
JB Poindexter,
Sr. Notes, 8.75%, 2014	152,000	a	152,000
Polypore,
Sr. Sub. Notes, 8.75%, 2012	68,000		63,920
			300,420
Media - 9.4%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	103,000	e	86,520
American Media Operation,
Sr. Sub. Notes, Ser. B, 10.25%, 2009	60,000		62,100
CSC Holdings:
Sr. Notes, 6.75%, 2012	66,000	a	65,835
Sr. Notes, 7.875%, 2007	123,000		128,535
Sr. Notes, 8.125%, 2009	100,000		106,000
Charter Communications Holdings:
Sr. Discount Notes, 0/11.75%, 2011	172,000	b,d	119,540
Sr. Notes, 8.75%, 2013	249,000	b	250,245
Sr. Notes, 10.25%, 2010	262,000		268,550
Sr. Notes, 10.75%, 2009	255,000	b	210,375
Dex Media East Finance:
Sr. Sub. Notes, Ser. B, 9.875%, 2009	11,000	b	12,155
Sr. Sub. Notes, Ser. B, 12.125%, 2012	207,000		246,330
Dex Media West Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	153,000		171,360
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	30,000		32,550
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	87,000	a	96,570
LBI Media,
Sr. Discount Notes, 0/11%, 2013	97,000	d	71,780
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	28,000		30,660
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	148,000	d	116,920
Sr. Sub. Notes, 7%, 2014	215,000		204,250
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	228,000	e	134,805
Radio One,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	15,000		16,125
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	138,000		149,385
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	259,000		271,950

Young Broadcasting:
Sr. Sub. Notes, 8.75%, 2014	140,000	b	133,350
Sr. Sub. Notes, 10%, 2011	30,000		30,825
			3,016,715
Mining & Metals - 2.1%
AK Steel:
Sr. Notes, 7.75%, 2012	117,000	b	113,198
Sr. Notes, 7.875%, 2009	152,000	b	149,720
CSN Islands VIII,
Sr. Notes, 10%, 2015	85,000	a	87,975
Consol Energy,
Notes, 7.875%, 2012	223,000		245,300
International Steel,
Sr. Notes, 6.5%, 2014	90,000	b	92,250
			688,443
Oil & Gas - 5.8%
Coastal:
Sr. Debs., 6.5%, 2008	57,000		56,145
Notes, 7.625%, 2008	256,000	b	257,920
Notes, 7.75%, 2010	257,000		258,285
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	30,000	a	29,069
El Paso Production,
Sr. Notes, 7.75%, 2013	109,000		110,907
Hanover Compressor:
Sr. Notes, 8.625%, 2010	66,000		69,300
Sr. Notes, 9%, 2014	84,000		90,300
Hanover Equipment Trust:
Sr. Secured Notes, Ser. A, 8.5%, 2008	257,000		269,207
Sr. Secured Notes, Ser. B, 8.75%, 2011	11,000		11,660
McMoRan Exploration:
Sr. Notes, 5.25%, 2011	57,000	a	81,296
Sr. Notes, 6%, 2008	316,000	a	503,230
Pogo Producing,
Sr. Sub. Notes, 6.625%, 2015	135,000	a,b	135,675
			1,872,994
Packaging & Containers - 3.2%
Crown European,
Sr. Secured Notes, 9.5%, 2011	55,000		60,638
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	57,000		58,853
Owens-Brockway:
Sr. Notes, 6.75%, 2014	28,000	a	27,580
Sr. Notes, 8.25%, 2013	30,000		31,875
Sr. Secured Notes, 7.75%, 2011	60,000		63,150
Sr. Secured Notes, 8.75%, 2012	9,000		9,878
Sr. Secured Notes, 8.875%, 2009	50,000		53,625
Owens-Illinois,
Debs., 7.8%, 2018	125,000		127,812
Pliant:
Sr. Secured Discount Notes, 0/11.125%, 2009	97,000	d	87,785
Sr. Secured Notes, 11.125%, 2009	31,000		31,155
Sr. Sub. Notes, 13%, 2010	62,000		52,700
Solo Cups,
Sr. Sub. Notes, 8.5%, 2014	90,000	b	90,450
Stone Container:
Sr. Notes, 8.375%, 2012	75,000		77,812
Sr. Notes, 9.75%, 2011	180,000		193,500
Tekni-Plex,

Secured Notes, 8.75%, 2013	55,000	a,b	52,387
			1,019,200
Paper & Forest Products - 3.0%
Appleton Papers,
Sr. Sub Notes, 9.75%, 2014	185,000	b	194,250
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	80,000		84,400
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	123,000		129,458
Sr. Notes, 8.875%, 2010	485,000		543,806
			951,914
Pipelines - 1.9%
ANR Pipeline,
Notes, 8.875%, 2010	150,000		162,962
Dynegy:
Secured Notes, 9.875%, 2010	153,000	a	164,666
Secured Notes, 10.125%, 2013	134,000	a	146,730
Southern Natural Gas,
Notes, 8.875%, 2010	123,000	b	133,984
			608,342
Real Estate Investment Trust - .9%
BF Saul,
Sr. Secured Notes, 7.5%, 2014	150,000		156,375
Host Marriott,
Sr. Notes, Ser. M, 7%, 2012	150,000		149,250
			305,625
Retail - 1.2%
Dillards,
Notes, 6.875%, 2005	6,000		6,030
JC Penney,
Sr. Notes, 8%, 2010	101,000		101,505
Remington Arms,
Sr. Notes, 10.5%, 2011	23,000		22,770
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	70,000		71,400
Sr. Secured Notes, 12.5%, 2006	64,000	b	70,720
Saks,
Notes, 7.5%, 2010	57,000		55,575
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	64,000		65,600
			393,600
Structured Index - 3.8%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	190,000	a,f	179,835
Dow Jones CDX,
Credit Linked Notes, Ser. 3-2, 6.375%, 2009	1,073,000	a,b,g	1,058,246
			1,238,081
Technology - 1.0%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	81,000		97,403
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	230,000		237,763
			335,166
Telecommunications - 8.8%
American Tower:
Sr. Notes, 7.125%, 2012	86,000		86,000
Sr. Notes, 9.375%, 2009	123,000		129,765
Sr. Sub. Notes, 7.25%, 2011	42,000		43,575
American Tower Escrow,

Discount Notes, 0%, 2008	30,000		22,650
Crown Castle International:
Sr. Notes, 7.5%, 2013	100,000	b	110,250
Sr. Notes, 9.375%, 2011	234,000		255,645
Sr. Notes, Ser. B, 7.5%, 2013	99,000	b	109,148
Innova S de RL,
Notes, 9.375%, 2013	128,000		142,400
Intelsat Bermuda:
Sr. Notes, 7.805%, 2012	85,000	a,c	86,700
Sr. Notes, 8.25%, 2013	105,000	a	106,575
Nextel Partners,
Sr. Notes, 12.5%, 2009	77,000		85,085
Qwest:
Bank Note, Ser. A, 6.5%, 2007	187,000	c	193,311
Bank Note, Ser. B, 6.95%, 2010	50,000	c	50,125
Qwest Services:
Notes, 14.5%, 2014	100,000	a	121,250
Sr. Secured Notes, 13%, 2007	312,000	a	348,660
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	395,000	d	342,663
Spectrasite,
Sr. Notes, 8.25%, 2010	121,000		126,748
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	86,000	a	95,245
US Unwired,
Sr. Secured Notes, Ser. B, 10%, 2012	142,000		157,975
Western Wireless,
Sr. Notes, 9.25%, 2013	201,000		230,145
			2,843,915
Textiles - .3%
Dan River,
Sr. Notes, 12.75%, 2009	135,000	a,b,e,h	0
INVISTA,
Notes, 9.25%, 2012	80,000	a	88,400
			88,400
Transportation - 1.4%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	96,000		93,960
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	113,000	a	116,955
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	214,000		227,910
			438,825
Total Bonds and Notes
(Cost $26,073,015)			26,724,260

Preferred Stocks - 2.6%
Diversified Financial Service - 1.1%
Sovereign Capital Trust II,
Cum. Conv., $2.1875	6,850		324,519
Williams Holdings Of Delaware,
Cum. Conv., $2.75	460	a	41,860
			366,379
Media - 1.5%
Paxson Communications,
Cum. Conv., $975	569	a	238,839
Spanish Broadcasting System (Units)
Cum. Conv., Ser. B, $107.5	207		228,229
			467,068

Total Preferred Stocks
(Cost $1,063,940)				833,447

Common Stocks - .4%
Telecommunications - .4%
AboveNet		3,991	i	131,703
Horizon PCS, Cl. A		36	i	936
				132,639
Textiles & Apparel - 0%
Dan River		4,342	b,h,I	2,701

Total Common Stocks
(Cost $208,972)				135,340

Other - .1%
Chemicals - .1%
Huntsman (warrants)		32	a,h	16,792
Telecommunications - 0%
AboveNet (warrants)		297	h	3,861
AboveNet (warrants)		350	h	3,150
				7,011
Total Other
(Cost $14,873)				23,803

Other Investments - 12.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(Cost 4,,026,000)		4,026,000	j	4,026,000

Investment of Cash Collateral for Securities Loaned -	19.3%
Registered Investment Company;
Dreyfus Institutional Cash Advanatage Plus Fund
(Cost $6.197,466)		6,197,466	j	6,197,466

Total Investment(Cost $37,584,266)		117.9%		37,940,316
Liabilites, Less Cash and Receivables		(17.9%)		-5,758,283
Net Assets		100.0%		32,182,033

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and are determined to be liquid by the Board of Trustees.
At March 31, 2005 these securities amounted to $6,866,761,or 21.3% of net assets.
b All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is
$5,876,670 and the total market value of the collateral held by the fund is $6,197,466.
c Variable rate security--interest rate subject to periodic change.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
e Non-income producing-security in default.
f Security linked to Goldman Sachs Non-Energy-Excess Return Index.
g Security linked to a portfolio of debt securities.
h The value of these securities has been determined in good faith under the direction of the Board of Trustees.
i Non-income producing security.
j Investments in affiliated money market mutual funds

Dreyfus Variable Investment Fund, Money Market Portfolio
Statement of Investments
3/31/2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit --11.5%	Amount ($)		Value ($)

Credit Agricole Indosuez (Yankee)
2.82%, 4/26/2005	5,000,000	a	4,999,931
First Tennessee Bank N.A.
2.61%, 4/4/2005	4,000,000		4,000,000
Washington Mutual Bank, F.A.
2.60%, 4/4/2005	4,000,000		4,000,000
Total Negotiable Bank Certificates of Deposit
(cost $12,999,931)			12,999,931
Commercial Paper --77.5%

Amstel Funding Corp.
2.76%, 5/16/2005	4,000,000	b	3,986,300
Atlantis One Funding Corp.
2.16%, 4/7/2005	4,000,000	b	3,998,573
Bank of America Corp.
2.61%, 4/12/2005	4,000,000		3,996,822
Barclay U.S. Funding Corp.
2.61%, 4/5/2005	4,000,000		3,998,847
Bear Stearns Cos. Inc.
2.86%, 5/16/2005	4,000,000		3,985,750
CAFCO LLC
2.61%, 4/5/2005	4,000,000	b	3,998,844
CC (USA) Inc.
2.90%, 6/9/2005	4,000,000	b	3,977,958
Ciesco LLC
2.60%, 4/4/2005	4,000,000	b	3,999,137
CRC Funding LLC
2.86%, 5/17/2005	4,000,000	b	3,985,433
Daimler Chrysler Revolving Auto Conduit LLC
2.61%, 4/4/2005	4,000,000		3,999,133
Deutsche Bank Financial LLC
2.84%, 4/1/2005	4,000,000		4,000,000
Edison Asset Securitization LLC
2.60%, 4/4/2005	4,000,000	b	3,999,137
Fortis Funding LLC
2.60%, 4/6/2005	4,000,000		3,998,561
Goldman Sachs Group Inc.
2.86%, 5/16/2005	4,000,000		3,985,750
Govco Inc.
2.60%, 4/4/2005	4,000,000	b	3,999,137
HBOS Treasury Services PLC
2.90%, 6/8/2005	4,000,000		3,978,278
ING (U.S.) Funding LLC
2.61%, 4/7/2005	3,000,000		2,998,700
Santander Central Hispano Finance Inc.
2.16%, 4/8/2005	4,000,000		3,998,336
Sigma Finance Inc.
2.62%, 4/12/2005	5,000,000	b	4,996,013
Solitaire Funding LLC
2.61%, 4/4/2005	4,000,000	b	3,999,133
UBS Finance Delaware LLC
2.84%, 4/1/2005	4,000,000		4,000,000
Variable Funding Capital Corp.
2.86%, 5/17/2005	4,000,000	b	3,985,433
Total Commercial Paper
(cost $87,865,275)			87,865,275
Corporate Notes --7.9%

Harrier Finance Funding Ltd.
2.82%, 4/13/2006	4,000,000	a, b	4,000,000
Lehman Brothers Holdings Inc.
2.82%, 5/16/2005	5,000,000	a	5,000,000
Total Corporate Notes
(cost $9,000,000)			9,000,000

U.S. Government Agencies --5.3%

Federal National Mortgage Association, Notes
1.60%, 5/13/2005
(cost $6,000,000)	6,000,000	6,000,000
Time Deposits --1.5%

State Street Bank & Trust Co. (Grand Cayman)
2.87%, 4/1/2005
(cost $1,700,000)	1,700,000	1,700,000

Total Investments (cost $117,565,206)	103.7%	117,565,206

Liabilities, Less Cash and Receivables	(3.7%)	(4,219,716)

Net Assets	100.0%	113,345,490

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Trustees. At March 31, 2005, these securities amounted to $48,925,098 or 43.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO
Statement of Investments
March 31, 2005 (Unaudited)

	Prinicipal
	Amount a	Value ($)

Bonds and Notes - 103.0%
Agriculture - .4%
Altria,
Notes, 7%, 2013	805,000	865,194

Airlines - 0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	270,471 b,c	27

Asset - Backed Ctfs. - Automobile Receivables-2.2%
WFS Finanacial Owner Trust:
Ser. 2003-3, Cl. A4, 3.25%, 2011	4,525,000	4,462,963
Ser. 2005-2, Cl. B, 4.57%, 2012	325,000	323,528
		4,786,491
Asset - Backed Ctfs.- Credit Cards - 1.0%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	1,850,000	2,014,770

Asset - Backed Ctfs. - Home Equity Loans - 1.6%
ACE Securities,
Ser. 2005-HE1, Cl. A2A, 2.97%, 2035	520,397 d	520,764
Accredited Mortgage Loan Trust,
Ser. 2005-1 Cl.A2A, 2.95%, 2035	564,086 d	564,481
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6, 5.14%, 2034	525,000	527,693
Bear Sterns Asset Backed Securities,
Ser. 2005-HE3, Cl. 1A1, 2.93% 2035	400,000 d	400,000
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 2.95%, 2035	900,000 d	900,000
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1, 2.95%, 2035	675,000 d	675,416
		3,588,354
Asset - Backed Ctfs. -Manufactured Housing - .3%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	550,000	596,813

Asset-Backed - Other - 3.1%
Countrywide,
Ser. 2005-2, Cl. 2A1, 2.94%, 2035	675,000 d	675,000
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A, 2.91%, 2035	525,000 d	525,000
Residential Asset Mortgage Products:
Ser. 2005-RS2, Cl. AII1, 2.96%, 2035	875,528 d	876,274
Ser. 2005-RS3, Cl. AIA1, 2.95%, 2035	1,225,000 d	1,225,000
Ser. 2005-RZ1, Cl. A1, 2.95%, 2034	625,000 d	625,000
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	2,298,000	2,274,978
Specialty Underwriting & Residential Finance,
Ser. 2005-BC1, Cl. A1A, 2.856%, 2014	550,000 d	550,043
		6,751,295
Auto Manufacturing - .1%
DaimlerChrysler,
Notes, 8.5%, 2031	180,000	217,830

Banking - 3.0%
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	225,000 e	215,545
HBOS Capital,
Notes, 6.071%, 2049	2,590,000 e	2,716,560
Northern Rock,
Notes, 5.6%, 2008	535,000 e	546,766
Rabobank Capital Funding II,
Bonds, 5.26%, 2049	1,385,000 e	1,393,592
US Bank NA,
Notes, Ser. BTN1, 2.7825%, 2006	1,325,000 d	1,325,130
Wells Fargo & Co.,
Sub. Notes, 6.375%, 2011	290,000	314,925
		6,512,518
Building & Construction - .1%
American Standard,
Sr. Notes, 7.375%, 2008	265,000	283,561

Chemicals - .7%
Lubrizol:
Debs., 6.5%, 2034	600,000 f	628,838
Sr. Notes, 4.625%, 2009	445,000	438,800
RPM International,
Bonds, 6.25%, 2013	420,000	440,462
		1,508,100
Commercial Services - .1%
Deluxe,
Notes, Ser. B, 3.5%, 2007	175,000	170,580

Diversified Financial Service - 5.1%
Amvescap,
Notes, 5.375%, 2013	550,000	546,619
Boeing Capital,
Sr. Notes, 7.375%, 2010	490,000	551,298
Citigroup,
Sub. Notes, 5% 2014	2,000,000	1,967,203
Countrywide Home Loans,
Notes, Ser. L, 4%, 2011	1,155,000	1,094,948
Ford Motor Credit,
Notes, 7%, 2013	460,000	446,308
GMAC,
Bonds, 8%, 2031	600,000	523,816
Glencore Funding,
Notes, 6%, 2014	675,000 e	643,017
Goldman Sachs,
Notes, 5.7%, 2012	625,000	644,405
International Lease Finance,
Notes, 4.75%, 2012	850,000	825,087
Jefferies,
Sr. Notes, 5.5%, 2016	685,000	672,022
JPMorgan Chase & Co.,
Sub. Notes, 5.125%, 2014	780,000	769,081
Morgan Stanley,
Sub. Notes, 4.75%, 2014	2,077,000	1,981,102
SLM,
Notes, 5.375%, 2013	575,000	592,988
		11,257,894
Electric Utilities - 1.6%
Consumers Energy,
First Mortgage, 5%, 2012	655,000	647,813
Dominion Resources,
Sr. Notes, Ser. A, 7.195%, 2014	575,000	653,243
FirstEnergy,
Notes, Ser. C, 7.375%, 2031	190,000	215,884
FPL Energy National Wind,
Notes, 5.608%, 2024	100,000 e	99,136
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014	762,000	743,052
Public Service Co. of Colorado,
First Mortgage, Ser. 12, 4.875%, 2013	1,057,000	1,051,068
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	200,000	204,000
		3,614,196
Environmental Control -.6%
Republic Services,
Notes, 6.086%, 2035	700,000 e	762,605
Waste Management,
Sr. Notes, 7%, 2028	525,000	588,556
		1,351,161

Food & Beverages - .9%
Kroger,
Sr. Notes, 8%, 2029		525,000	629,930
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 2029		255,000	305,710
Safeway,
Notes, 4.8%, 2007		820,000	820,762
Stater Brothers,
Sr. Notes, 8.125%, 2012		195,000	189,150
			1,945,552
Foreign Governmental - 5.8%
Austrialia Government,
Bonds, Ser. 12, 5.25%, 2010	AUD	4,875,000	3,698,860
Banco Nacional de Desenvolvimento Economico e Social
Bonds, 5.832%, 2008		660,000 d	650,314
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.75%, 2034	EUR	1,560,000	2,241,208
Bonds, Ser. 03, 4.5%, 2013	EUR	770,000	1,072,043
Bonds, Ser. 98, 4.125%, 2008	EUR	790,000	1,066,677
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009		575,000	566,359
Russia Government,
Bonds, 12.75%, 2028		660,000	1,082,857
South Africa Government,
Notes, 9.125%, 2009		725,000	827,406
United Mexican States:
Notes, 6.75%, 2034		1,315,000 f	1,286,727
Notes, 9.875%, 2010		300,000	357,750
			12,850,201
Gaming & Lodging - .5%
MGM Mirage,
Sr. Notes, 6%, 2009		205,000	203,206
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013		345,000 e	339,825
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009		560,000 e	640,500
			1,183,531
Manufacturing - .3%
Bombardier,
Notes, 6.3%, 2014		780,000 e,f	659,100

Media - 1.5%
AOL Time Warner,
Notes, 6.75%, 2011		480,000	519,330
British Sky Broadcasting,
Notes, 6.875%, 2009		1,060,000	1,138,136
Clear Channel Communications,
Sr. Notes, 5%, 2012		575,000	547,380
Comcast,
Notes, 5.5%, 2011		530,000	540,437
News America,
Notes, 5.3%, 2014		545,000 e,f	534,883
			3,280,166
Oil & Gas - .9%
Amerada Hess,
Notes, 7.3%, 2031		570,000	644,777
Halliburton,
Notes, 5.5%, 2010		325,000	334,767
PC Financial Partnership,
Notes, 5%, 2014		440,000	431,399
XTO Energy,
Sr. Notes, 7.5%, 2012		475,000	544,873
			1,955,816
Packaging & Containers - .2%
Sealed Air,
Notes, 5.625%, 2013		310,000 e	314,062

Paper & Forest Products - 1.0%
Celulosa Arauco y Constitucion SA,
Notes, 5.125%, 2013		360,000	344,970
Georgia-Pacific:
Sr. Notes, 8%, 2014		415,000	464,800
Sr. Notes, 8.875%, 2010		160,000	179,400
International Paper,
Notes, 5.3%, 2015		565,000 f	564,345
Sappi Papier,
Notes, 6.75%, 2012		315,000 e	342,171
Westvaco,
Debs., 7.95%, 2031		250,000	313,413
			2,209,099

Property-Casualty Insurance - .7%
Ace Capital Trust II,
Bonds, 9.7%, 2030	225,000	308,382
Assurant,
Sr. Notes, 6.75%, 2034	400,000	435,346
North Front Pass-Through Trust,
Notes, 5.81%, 2024	870,000 e	863,766
		1,607,494
Real Estate Investment Trust - 1.7%
Arden Realty,
Notes, 5.25%, 2015	350,000	339,553
Duke Realty,
Sr. Notes, 5.875%, 2012	1,250,000	1,293,639
EOP Operating,
Sr. Notes, 7%, 2011	595,000	656,111
ERP Operating,
Notes, 5.25%, 2014	560,000	552,078
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	475,000	457,119
Simon Property,
Notes, 4.875%, 2010	550,000	544,482
		3,842,982
Residential Mortgage Pass- Through Ctfs. - 3.3%
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	4,147,204	4,255,197
MASTR Asset Securitization Trust,
Ser. 2005-WMCI, Cl. A3, 2.95%, 2035	600,000	600,000
Salomon Brothers Mortgage Securities VII,
Ser. 2002-KEY2, Cl. A1, 3.222%, 2036	1,315,259	1,302,160
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 2.95%, 2035	650,000 d	650,000
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.684%, 2035	575,000 d	570,508
		7,377,865
Retail - .2%
May Department Stores,
Notes, 3.95%, 2007	540,000	532,896

Structured Index - 1.0%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	2,275,000 e,g	2,153,288

Technology - .1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	160,000	165,400

Telecommunications - 1.7%
Alltel,
Notes, 4.656%, 2007	280,000	281,842
AT&T Wireless Services,
Sr. Notes, 8.75%, 2031	235,000	310,970
Deutsche Telekom International Finance,
Bonds, 8.75%, 2030	635,000 d	832,944
France Telecom,
Notes, 8%, 2011	275,000 d	315,041
SBC Communications,
Notes, 5.625%, 2016	315,000	316,895
Sprint Capital,
Notes, 8.75%, 2032	800,000	1,041,026
Verizon Global Funding,
Notes, 7.75%, 2032	520,000	634,658
		3,733,376
Transportation - .2%
Union Pacific,
Notes, 3.875%, 2009	565,000	549,053

U.S. Government - 33.7%
U.S. Treasury Bonds,
6.25%, 5/15/2031	5,425,000	6,519,711
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	14,833,877 h	15,570,811
U.S. Treasury Notes:
1.625%, 4/30/2005	29,930,000	29,911,144
2.875%, 11/30/2006	2,470,000 f	2,437,196
3%, 12/31/2006	4,925,000	4,863,979
3.375%, 9/15/2009	14,050,000	13,621,377
4.25%, 8/15/2013	1,220,000	1,203,464
4.25%, 11/15/2014	240,000	235,116
		74,362,798

U.S. Government Agencies/ Mortgage Backed - 29.4%
Federal Home Loan Mortgage Corp.:
Ser. 2586, Cl. WE, 4%, 12/15/2032	1,593,876	1,528,614
(Interest Only Obligation)
Ser. 2764, Cl. IT, 5%, 6/15/2027	7,390,400 i	1,487,770
Federal National Mortgage Association:
4.5%	8,850,000 j	8,653,618
5%	14,050,000 j	13,834,465
5.5%	6,475,000 j	6,598,414
5.5%, 9/1/2034	5,656,331	5,670,195
6%	11,900,000 j	12,163,942
6%, 9/1/2034	1,269,167	1,297,996
7%, 6/1/2029-9/1/2029	283,349	299,196
Government National Mortgage Association I:
5.5%, 4/15/2033-3/15/2034	7,837,890	7,919,919
6%, 2/15/2029-12/15/2033	2,989,965	3,078,988
Project Loan,
8%, 9/15/2008	56,011	57,201
Government National Mortgage Association II:
7%, 9/20/2028-7/20209	40,193	42,413
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	1,000,000	1,027,338
Ser. 2005-29, Cl. A, 4.7%, 12/15/2029	525,000	514,491
Ser, 2005-32, Cl. B, 5.5%, 12/15/2029	675,000	668,250
		64,842,810

Total Bonds and Notes
(cost $229,388,478)		227,084,273

Options- 0%
Call Options - 0%
U.S. Treasury Notes, 4%, 2/15/2015
May 2005 @ $96.9375	2,225,000	15,575

Put Options - 0%
U.S. Treasury Notes, 4%, 2/15/2015
June 2005 @ $95.328125	2,450,000	22,540

Total Options
(cost $57,293)		38,115

Others Investments - .2%
Registered Investment Company;
Dryefus Institutional Preferred Plus Money Market Fund
(cost $505,000)	505,000 k	505,000

Short Term - 15.5%
U.S. Government Agency - 12.2%
Federal National Mortgage Association,	26,950,000	26,926,464
2.55% 4/19/2004

U.S. Treasury Bills - 3.3%
1.955% 4/14/2005	6,045,000	6,039,378
2.04% 4/28/2005	1,195,000	1,192,694
2.425% 6/16/2005	150,000 l	149,148
		7,381,220
Total Short Term Investments
(cost $34,307,725)		34,307,684

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,899,250)	4,899,250 k	4,899,250

Total Investment (cost $269,157,746)	120.9%	266,834,322
Liabilities, Less Cash and Receivables	(20.9%)	(46,192,067)
Net Assets	100.0%	220,642,255

a	Principal amount stated in U.S. Dollars unless otherwised noted.
AUD - Austrialian Dollars
EUR - Euros
b	Non-income producting-security in default
c	The value of this security has been determined in good faith under the direction of the Board of Trustees.
d	Variable rate security--interest rate subject to periodic change.
e	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Trustees.
At March 31, 2005, these securities amounted to 12,224,816 or 5.5% of net assets.
f	All or a portion of these securities are on loan. At March 31, 2005, the total market value of the portfolio's securities on loan is $4,734,903 and the total market value of the collateral held by the portfolio is $4,899,250.
g	Security linked to Goldman Sachs Non Energy--Excess Return Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Notional face amount shown.
j	Purchased on a forward commitment basis.
k	Investments in affiliated money market mutual funds.
l	Held by a broker as collateral for open financial futures position.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO
Statement of Futures
March 31, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation/ (Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	80	8,567,500	June 2005	73,633

Financial Futures Long
U.S. Treasury 10 Year Notes	71	7,757,859	June 2005	(93,187)
U.S. Treasury 30 Year Notes	70	7,796,250	June 2005	(135,507)

				(155,061)

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO
Statement of Options Written
March 31, 2005 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options
U.S. Treasury Notes, 4%, 2/15/2015
May 2005@ $98.484375	4,450,000	13,395

Put Options
U.S. Treasury Notes, 4%, 2/15/2015	4,900,000	16,709
June 2005@ $93.53125

(Premuims received $57,923)		30,104

Dreyfus Variable Investment Fund, Small Company Stock Portfolio
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)

Consumer Cyclical--17.4%
Alaska Air Group	7,300	a	214,912
Buffalo Wild Wings	5,600	a	211,848
CEC Entertainment	6,500	a	237,900
CSK Auto	9,100	a	160,615
Choice Hotels International	4,940		306,033
Claire's Stores	6,800		156,672
Core Laboratories	5,800	a	148,886
Dick's Sporting Goods	3,130	a	114,965
Dress Barn	9,700	a	176,734
Finish Line, Cl. A	8,100		187,515
Fossil	5,200	a	134,810
GameStop, Cl. A	6,000	a	132,960
Guitar Center	2,800	a	153,524
Hot Topic	4,100	a	89,585
Jos. A. Bank Clothiers	5,400	a,b	158,220
K-Swiss	7,100		234,513
Linens 'n Things	4,800	a	119,184
Lone Star Steakhouse & Saloon	8,280		239,333
Marvel Enterprises	23,100	a	462,000
Men's Wearhouse	4,400	a	185,724
NBTY	5,430	a	136,239
Oshkosh Truck	3,170		259,908
P.F. Chang's China Bistro	2,300	a	137,540
Panera Bread, Cl. A	4,400	a	248,732
Penn National Gaming	2,500	a	73,450
Pep Boys-Manny, Moe & Jack	13,500	b	237,330
Polaris Industries	3,670		257,744
Quiksilver	5,200	a	150,956
RARE Hospitality International	6,100	a	188,368
SCP Pool	6,135		195,461
Shuffle Master	6,392	a,b	185,112
Sonic	12,390	a	413,825
Stage Stores	4,850	a	186,192
Steak n Shake	10,710 a		207,239
Stein Mart	10,600 a		238,500
Tempur-Pedic International	7,800	a,b	145,548
Toro	3,880		343,380
Tractor Supply	3,300	a	144,045
Wolverine World Wide	12,385		265,411
Zale	4,620	a	137,306
			7,978,219

Consumer Staples--1.9%
Chiquita Brands International	5,600		149,968
Corn Products International	12,500		324,875

Flowers Foods	3,800	107,198
Loews - Carolina Group	4,100	135,710
Tupperware	6,600	134,376
		852,127

Energy--10.0.%
AGL Resources	4,820	168,363
Cal Dive International	6,910 a	313,023
Cimarex Energy	8,120 a,b	316,680
Comstock Resources	6,700 a	192,558
Denbury Resources	5,600 a	197,288
Dril-Quip	7,700 a	236,698
Energen	5,480	364,968
Frontier Oil	6,670	241,854
Hydril	4,900 a	286,209
New Jersey Resources	6,360	276,851
Remington Oil & Gas	8,270 a	260,670
Southwestern Energy	3,220 a	182,767
St. Mary Land & Exploration	6,000	300,300
Stone Energy	2,500 a	121,425
UGI	7,900	358,818
Unit	9,220 a	416,468
Veritas DGC	6,200 a	185,752
Vintage Petroleum	4,700	147,862
		4,568,554

Health Care--11.8%
AMERIGROUP	4,320 a	157,939
Amedisys	6,000 a	181,500
Biosite	3,600 a,b	187,308
Bone Care International	3,900 a	101,166
CONMED	9,520 a	286,742
Connetics	2,800 a	70,812
Cooper Cos.	2,850	207,765
Diagnostic Products	4,080	197,064
Haemonetics	4,640 a	195,622
IDEXX Laboratories	6,420 a	347,708
Immucor	8,100 a	244,539
Invacare	2,600	116,038
Kindred Healthcare	6,300 a	221,130
LCA-Vision	6,900	229,770
Matria Healthcare	4,650 a	142,802
Merit Medical Systems	1 a	12
Option Care	8,000	164,720
Owens & Minor	6,100	165,615
Pharmaceutical Product Development	6,300 a	305,235
PolyMedica	2,750	87,340
Psychiatric Solutions	4,400 a	202,400
RehabCare Group	8,020 a	230,254
ResMed	5,900 a	332,760
Sierra Health Services	5,170 a	330,053
Sybron Dental Specialties	7,900 a	283,610

Symbion	4,700 a	100,439
United Surgical Partners International	3,000 a	137,310
Ventana Medical Systems	4,600 a	172,316
		5,399,969

Interest Sensitive--12.7%
AmerUs Group	3,400	160,650
Apollo Investment	9,200	154,376
BankUnited Financial, Cl. A	8,670 a	232,876
Capital Automotive	5,390	178,517
Centene	4,800 a	143,952
Downey Financial	3,600	221,508
East West Bancorp	4,300	158,756
Endurance Specialty Holdings	4,000	151,360
Equity One	10,560	217,430
First Midwest Bancorp	6,060	196,829
First Niagara Financial Group	9,000	118,890
FirstFed Financial	4,970 a	253,520
Flagstar Bancorp	5,670	110,849
Fremont General	12,900	283,670
Horace Mann Educators	9,310	165,159
Hudson United Bancorp	3,670	129,368
iPayment Holdings	3,400 a	143,480
La Quinta	16,650 a	141,525
Max Re Capital	6,300	148,239
Nelnet, Cl. A	5,800 a	184,614
New Century Financial	2,180	102,068
Newcastle Investment	7,050	208,680
Ohio Casualty	7,400 a	170,052
Philadelphia Consolidated Holding	2,400 a	186,072
Phoenix Companies	13,100	167,418
PrivateBancorp	6,700	210,447
R&G Financial, Cl. B	4,220	131,537
Raymond James Financial	5,500	166,650
Republic Bancorp	9,610	130,119
South Financial Group	5,200	158,808
UCBH Holdings	4,070	162,393
UICI	3,770	91,423
Umpqua Holdings	10,600	247,510
Wintrust Financial	3,830	180,355
		5,809,100

Producer Goods--22.7%
Albemarle	4,100	149,076
AptarGroup	4,220	219,356
Arkansas Best	2,400	90,672
Armor Holdings	2,660 a	98,659
Brady, Cl. A	3,800	122,930
Briggs & Stratton	4,740 b	172,583
CLARCOR	4,900	254,604
Carpenter Technology	2,230	132,484
Commercial Metals	6,020	204,018

Compass Minerals International	4,920	125,214
Corrections Corporation of America	3,760 a	145,136
Curtiss-Wright	4,430	252,510
Engineered Support Systems	4,200	224,784
EnPro Industries	6,870 a	188,925
FMC	5,060 a	270,457
Florida Rock Industries	3,700	217,634
GATX	4,700	155,993
Genlyte Group	2,500 a	224,925
Georgia Gulf	5,110	234,958
Headwaters	3,540 a,b	116,183
Heartland Express	10,140	194,181
IDEX	4,200	169,470
Knight Transportation	9,600	236,832
Landstar System	5,460 a	178,815
M.D.C. Holdings	5,970	415,811
Manitowoc	3,400	137,326
Massey Energy	11,100 b	444,443
Maverick Tube	6,600 a	214,566
Meritage Homes	3,500 a	206,220
Metals USA	7,500 a	146,925
Methanex	11,200	217,616
Mueller Industries	5,000	140,750
NVR	600 a	471,000
Olin	6,600	147,180
Overseas Shipholding Group	4,330	272,400
Pacer International	5,300 a	126,617
Quanex	2,490	132,767
RTI International Metals	10,680 a	249,912
Rayovac	4,000 a	166,400
Reliance Steel & Aluminum	2,990	119,630
Simpson Manufacturing	9,900	305,910
Standard Pacific	5,130	370,335
Teledyne Technologies	10,110 a	316,443
Thomas & Betts	4,740 a	153,102
Timken	15,920	435,252
URS	3,690 a	106,088
Watsco	6,270	263,967
Woodward Governor	2,830	202,911
Yellow Roadway	4,190 a	245,283
		10,389,253

Services--7.3%
ADVO	6,800	254,660
Allscripts Healthcare Solutions	10,400 a	148,720
CACI International, Cl. A	2,570 a	141,941
Cerner	3,510 a,b	184,310
Consolidated Graphics	4,830 a	254,058
DiamondCluster International	8,500 a	136,850
eFunds	10,570 a	235,922
FactSet Research Systems	4,895	161,584
G & K Services, Cl. A	4,460	179,693

Global Payments	3,370	217,331
Healthcare Services Group	7,130	172,903
Korn/Ferry International	4,910 a	93,437
Kronos	3,800 a	194,218
Labor Ready	15,950 a	297,469
Metal Management	8,180	210,062
Navigant Consulting	6,440 a	175,361
Ventiv Health	5,600 a	128,800
Watson Wyatt & Company Holdings	5,790	157,488
		3,344,807

Technology-12.3%
ANSYS	6,060 a	207,313
Agilysys	13,070	256,955
Anixter International	5,810 a	210,032
Avid Technology	2,880 a	155,866
Axcelis Technologies	23,100 a	168,630
Benchmark Electronics	3,600 a	114,588
Cognex	4,090	101,759
Coherent	3,000 a	101,280
Cypress Semiconductor	7,500 a	94,500
Esterline Technologies	4,030 a	139,237
FLIR Systems	6,800 a	206,040
Global Imaging Systems	5,740 a	203,540
Hyperion Solutions	5,800 a	255,838
Informatica	19,500 a	161,265
Inter-Tel	8,600	210,700
Internet Security Systems	3,900 a	71,370
j2 Global Communications	4,090 a,b	140,328
MIPS Technologies	13,900 a	159,850
Macromedia	4,700 a	157,450
Mercury Computer Systems	4,920 a	135,694
Packeteer	12,200 a	187,758
Progress Software	3,500 a	91,770
Quest Software	9,500 a	131,480
Roper Industries	3,600	235,800
Sigmatel	4,240 a	158,703
Skyworks Solutions	12,000 a	76,200
Supertex	6,510 a	119,198
THQ	3,800 a	106,932
Take-Two Interactive Software	3,980 a	155,618
Tessera Technologies	4,600 a	198,858
Trimble Navigation	6,000 a	202,860
Varian Semiconductor Equipment Associates	3,200 a	121,632
Websense	3,900 a	209,820
Western Digital	12,700 a	161,925
X-Rite	12,480	187,699
		5,598,488

Utilities--2.1%
ALLETE	4,900	205,065
CH Energy Group	3,410	155,837

CMS Energy	10,800 a	140,832
Cleco	10,530	224,289
OGE Energy	8,150	219,643
		945,666

Total Common Stocks
(cost $36,223,543)		44,886,183

	Principal
Short-Term Investments--2.4%	Amount ($)	Value ($)

Repurchase Agreement;
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.65%, dated 3/31/2005, due 4/1/2005 in the
amount of $1,070,079 (fully collateralized by
$1,090,000 Federal Home Loan Mortgage Co., 4.875%,
11/15/2013, value $1,095,643)
(cost $1,070,000)	1,070,000	1,070,000

Investment of Cash Collateral for Securities Loaned--5.1%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,349,326)	2,349,326 c	2,349,326

Total Investments (cost $39,642,869)	105.7%	48,305,509

Liabilities, Less Cash and Receivables	(5.7%)	(2,614,815)

Net Assets	100.0%	45,690,694

a Non-income producing.
b All or a portion of these securities are on loan. At March 31, 2005, the total market value of the fund's securities on loan is $2,266,725 and the total market value of the collateral held by the fund is $2,349,326.
c Investment in affiliated money market mutual fund.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund, Special Value Portfolio
Statement of Investments
March 31,2005 (Unaudited)

Common Stock-98.9%	Shares		Value($)

Aerospace & Defense-1.0%
Empresa Brasileira de Aeronautica, ADR	10,500		328,650

Biotechnology-1.0%
MedImmune	13,000	[a]	309,530

Capital Markets-6.6%
Bank of New York	27,800		807,590
Eaton Vance	14,000		328,160
Janus Capital Group	32,200		449,190
Schwab (Charles)	49,300		518,143
			2,103,083

Chemicals-6.2%
du Pont EI de Nemours	15,300		783,972
Huntsman	11,200	[a]	261,184
Lyondell Chemical	14,500		404,840
Olin	15,200		338,960
Terra Industries	25,300		196,328
			1,985,284

Commercial Banks-1.1%
Fifth Third Bancorp	8,400		361,032

Commercial Services & Supplies-5.2%
Education Management	10,800	[a]	301,860
Hewitt Associates, Cl.A	14,500	[a]	385,700
ITT Educational Services	6,600	[a]	320,100
Manpower	14,900		648,448
			1,656,108

Communications Equipment-1.3%
Nokia Oyj, ADR	27,200		419,696

Diversified Financial Service-3.5%
J.P. Morgan Chase & Co.	17,236		596,366
Principal Financial Group	13,400		515,766
			1,112,132

Diversified Telecommunications-2.6%
IDT, Cl. B	23,900	[a]	353,481
Citizens Communications	36,500		472,310
			825,791

Electrical Equipment-.4%
GrafTech International	21,900	[a]	124,611

Electronic Equipment & Instruments-2.7%
Agilent Technologies	14,200	[a]	315,240
Symbol Technologies	37,200		539,028
			854,268

Energy Equipment & Services-10.7%
BJ Services	10,600		549,928
Cooper Cameron	14,400	[a]	823,824
National-Oilwell	9,000	[a]	420,300
Rowan Cos.	19,000	[a]	568,670
Schlumberger	10,400		732,992
Todco, Cl. A	11,500	[a]	297,160
			3,392,874

Food & Staples Retailing-2.8%
Kroger	41,800	[a]	670,054
Performance Food Group	8,300	[a]	229,744
			899,798

Healthcare Providers & Services-5.4%
CIGNA	5,600		500,080
Community Health Systems	11,200	[a]	390,992
Medco Health Solutions	7,100	[a]	351,947
Tenet Healthcare	41,400	[a]	477,342
			1,720,361

Household Products-.8%
Kimberly-Clark	3,700		243,201

Insurance-12.2%
American International Group	6,700		371,247
Assured Guaranty	26,300		472,085
Axis Capital Holdings	20,400		551,616
Conseco	20,900	[a]	426,778
UnumProvident	46,000		782,920
Willis Group Holdings	14,100		519,867

XL Capital, Cl. A	10,300		745,411
			3,869,924

Internet & Catalog Retail-2.2%
IAC/InterActive	30,800	[a]	685,916

Machinery-1.0%
Navistar International	8,800	[a]	320,320

Media-6.2%
DIRECTV Group	24,200	[a]	348,964
Interpublic Group of Companies	13,800	[a]	169,464
Radio One, Cl. D	29,400	[a]	433,650
Viacom, Cl. B	15,474		538,959
Westwood One	24,400	[a]	496,540
			1,987,577

Metals & Mining-5.7%
Alcoa	20,800		632,112
Aluminum of China, ADR	4,700		275,044
Companhia Vale do Rio Doce, ADR	15,900	[a]	502,599
Harmony Gold Mining Co., Ltd., ADR	51,000		397,800
			1,807,555

Multi-Utilities-.6%
Aquila	54,200	[a]	207,586

Paper & Forest Products-2.7%
MeadWestvaco	26,600		846,412

Pharmaceuticals-8.3%
Andrx Group	22,500	[a]	510,075
Eli Lilly & Co.	8,700		453,270
GlaxoSmithKline, ADR	6,900		316,848
Merck & Co.	10,100		326,937
Par Pharmaceutical	6,500	[a]	217,360
Pfizer	12,600		331,002
Watson Pharmaceuticals	15,500	[a]	476,315
			2,631,807

Road & Rail-1.6%
CSX	12,500		520,625

Semiconductors-1.2%

MEMC Electronic Materials	13,400	[a]	180,230
Micron Technology	19,800	[a]	204,732
			384,962

Software-5.6%
BEA Systems	40,500	[a]	322,785
Business Objects, ADR	8,900	[a]	239,321
Manhattan Associates	20,300	[a]	413,511
Microsoft	32,800		792,776
			1,768,393

Telecommunications-0.3%
Jupiter Telecommunications	120	[a]	95,651

Total Common Stocks
(cost $29,196,345)			31,463,147

Other Investments-1.4%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $454,000)	454,000	[b]	454,000

Total Investments (cost $29,650,345)	100.3%		31,917,147

Liabilities, Less Cash and Receivables	(.3%)		(105,541)

Net Assets	100.0%		31,811,606

ADR-American Depository Receipts
[a] Non-income producing.
[b] Investments in affiliated money market mutual funds.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	_/s/Stephen E. Canter_
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	_/s/Stephen E. Canter_
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	_/s/James Windels_
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)